OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2020	2019
Deferred charter revenue	25,504	28,171
Payroll and employee tax accruals	698	714
Bunker obligations on time charter out contracts	435	1,599
Other current liabilities	1,440	11,651
	28,077	42,135